BUSINESS COMBINATIONS - Stateside (Details) - State side [Member]	Aug. 30, 2021 USD ($) shares
Business Acquisition [Line Items]
Membership interests acquired in cash	$ 5,000,000
Value of shares of common stock transferred | shares	1,101,538
Cash held in escrow	$ 375,000
Value of shares held in escrow	$ 375,000
Number of shares held in escrow | shares	82,615